Commitments	12 Months Ended
Dec. 31, 2020
Commitments.
Commitments

(27) Commitments

•

Bachoco USA, LLC has self-insurance programs for health care costs and workers’ payments. The subsidiary is liable for health care claims up to $6,983  (350 thousand dollars) each year per plan participant and workers’ payments claims up to $19,950  (1,000 thousand dollars) per event. Self-insurance costs are recorded based on the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported. The provision for this concept is recorded in the accompanying consolidated statement of financial position within current liabilities amounting to $89,576  (4,327 thousand dollars), $81,737  (4,327 thousand dollars) and $74,766  (3,801 thousand dollars) as of December 31, 2020, 2019 and 2018, respectively. Additionally, the consolidated statement of comprehensive income includes expenses relating to self-insurance plans of $164,356  (6,565 thousand dollars), $126,376  (6,565 thousand dollars) and $139,783  (7,269 thousand dollars) for the years ended December 31, 2020, 2019 and 2018, respectively. The Company is required to maintain letters of credit on behalf of the subsidiary of $57,855  (2,900 thousand dollars) during 2020, $54,781  (2,900 thousand dollars) during 2019 and $57,043 (2,900 thousand dollars) during  2018, to secure self-insured workers’ payments.

•	The Company has entered into grain supply agreements with third parties as part of the regular course of its operations.
•	The Company has entered into certain contracts with suppliers under which advanced payments are rendered in order to assure the supply of materials and services.